Environmental rehabilitation provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Current portion	$ 5,974	$ 4,204
Non-current portion	84,829	72,525
Environmental rehabilitation provision
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of year	76,729	75,770
New obligations	24,575	3,660
Revision of estimates	(11,080)	(3,964)
Accretion expense	3,432	3,154
Payment of environmental rehabilitation obligations	(2,190)	(2,933)
Currency translation adjustment	(663)	1,042
Balance - End of year	90,803	76,729
Current portion	5,974	4,204
Non-current portion	84,829	72,525
Total liabilities	90,803	76,729
Estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation	$ 126,300	$ 88,600
Weighted average actualization rate	4.40%	4.47%